Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 17,549	$ 15,219
Less: Accumulated depreciation	6,739	4,345
Property and equipment, net	10,810	10,874
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	6,402	6,512
Machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	898	922
Furniture and fixtures [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	983	983
Research and development equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	6,126	4,712
Computer hardware and software [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,983	1,708
Construction in progress [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,157	$ 382